Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Tsakos Shipping and Trading S.A. (commissions)	1,621	1,486	3,350	2,997
Tsakos Energy Management Limited (management fees)	4,826	4,080	9,462	8,109
Tsakos Columbia Shipmanagement S.A.	538	498	999	969
Argosy Insurance Company Limited	2,591	2,119	4,969	4,401
AirMania Travel S.A.	1,487	1,313	2,710	2,305

Total expenses with related parties	11,063	9,496	21,490	18,781

Related Party Transactions Balances

	June 30, 2017	December 31, 2016
Due from related parties
Tsakos Columbia Shipmanagement S.A.	11,281	6,730

Total due from related parties	11,281	6,730

Due to related parties
Tsakos Energy Management Limited	613	417
Tsakos Shipping and Trading S.A.	741	759
Argosy Insurance Company Limited	5,577	4,285
AirMania Travel S.A.	751	431

Total due to related parties	7,682	5,892

Related Party - Future Management Fees

Period/Year	Amount
July to December 2017	10,145
2018	20,376
2019	20,447
2020	20,447
2021	20,447
2022 to 2027	111,220

203,082